Equity - Equity Issuances (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 22, 2017	Aug. 24, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity
Proceeds from sale of common units, net of offering costs			$ 0	$ 0	$ 287,136
Common units
Equity
Aggregate offering price under at the market program		$ 200,000
Units issued (in units)	10,120,000				3,321,135
Proceeds from sale of common units, net of offering costs	$ 222,500				$ 64,400
Limited partners' offering costs	$ 11,800				$ 900
Aggregate offering price remaining for sale			$ 134,700